SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2025
EBP France
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting — The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Employer and participant’s contributions reflect the estimated total investments in the Plan, based on prior year behavior.
Risks and Uncertainties — The Plan utilizes various investment instruments as described in Note 1. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
Plan Investments – The Plan’s investments are presented at fair-value based upon the net asset value of the units of each FCPE held by the Plan at year end. The net asset values of the FCPE’s are determined by the fund manager, Natixis Asset Management, based upon the fair value of the FCPE’s underlying investments, less any liabilities.
Purchases and sales of investments are recorded on a trade date basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined using average cost.
Fair value measurements – ASC 820, Fair Value Measurements and Disclosures, established a single authoritative definition of fair value, set as a framework for measuring fair value, and requires additional disclosures about fair value measurements. In accordance with ASC 820, the Plan classifies its investments into Level 1, which refers to securities valued using quoted prices from active markets for identical assets; Level 2 which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The following table sets forth by level within the hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis on June 30, 2025.

	2025			2024
Asset Group	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Procter & Gamble Company common stock	134,927,478			145,525,742
Other investments	77,442,079			73,247,110
TOTAL	212,369,557			218,772,852
Expenses of the Plan – Investment management, record keeping expenses, and other administrative expenses are paid by P&G Holding France S.A.S. Brokerage commissions are paid by the participants, and other costs related to the purchase or sale of shares are reflected in the price of the shares and borne by the participants.
Contributions Receivable – Contributions that are pending transfer to the Fund manager as of June 30, 2025, and 2024 are recorded as contributions receivable to the Plan in the accompanying financial statements.
Payment of Benefits – Benefit payments to participants are recorded upon distribution. There were no amounts allocated to accounts of persons who have elected to withdraw from the Plan but have not been yet paid on June 30, 2025, and 2024.